Other Payables and Accruals (Details) - Schedule of other payables and accruals - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Other Payables And Accruals [Abstract]
Accruals	¥ 11,804	¥ 10,372
Other payables	37,918	39,057
Payable to database suppliers	2,619	3,000
Interest payables	6,903	5,749
Total other payables and accruals	59,244	58,178
Current	59,244	58,178
Non-current